Expense Example, No Redemption {- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund AMCIZ PRO-12 - Fidelity Global Credit Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Global Credit Fund: Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	752
5 Years	1,035
10 Years	1,842
Fidelity Advisor Global Credit Fund: Class M
Expense Example, No Redemption:
1 Year	498
3 Years	766
5 Years	1,066
10 Years	1,919
Fidelity Advisor Global Credit Fund: Class C
Expense Example, No Redemption:
1 Year	178
3 Years	612
5 Years	1,085
10 Years	2,394
Fidelity Advisor Global Credit Fund: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	279
5 Years	507
10 Years	1,163
Fidelity Advisor Global Credit Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	256
5 Years	471
10 Years	$ 1,089